Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [abstract]
Basic loss for the year	£ (15,492)	£ (5,469)
Diluted loss for the year	£ (15,492)	£ (5,469)
Weighted average number of ordinary shares (in shares)	120,959,726	30,932,700
Weighted average number of ordinary shares (in shares)	120,959,726	30,932,700
Earnings per share [line items]
Basic loss per share (GBP per share)	£ (0.13)	£ (0.18)
Diluted earnings per share (GBP per share)	(0.13)	£ (0.18)
Error correction, adjustment
Earnings per share [line items]
Basic loss per share (GBP per share)	0.18
Previously reported
Earnings per share [line items]
Basic loss per share (GBP per share)	£ (0.31)